General and Administrative Expenses	6 Months Ended
Jun. 30, 2026
General and Administrative Expenses [Abstract]
General and Administrative Expenses
21.	General and Administrative Expenses:

General and administrative expenses are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Non-executive directors’ compensation	$63,000	$63,000
Director fees (subsidiaries)	98,317	139,984
Audit fees	959,129	528,455
Professional fees and other expenses	3,684,680	2,929,760
Personnel expenses	2,134,402	2,300,130
Office and IT expenses (including rent)	844,593	759,500
Share based compensation	115,044	125,430
Administration fees-related party (Note 3(a))	1,648,570	1,691,764
Total	$9,547,735	$8,538,023